ING VARIABLE PORTFOLIOS, INC.

ING BlackRock Science and Technology Opportunities Portfolio

(a “Portfolio”)

Supplement dated September 8, 2011

to the Portfolio’s Adviser Class, Class I, Class S, and Service 2 Class shares

Prospectuses each dated April 29, 2011

(each a “Prospectus” and collectively “Prospectuses”)

Effective September 1, 2011, Paul Ma, CFA was added as co-portfolio manager for the Portfolio. Effective September 1, 2011, the Portfolio’s Prospectuses are revised as follows:

1.	The sub-section entitled “Portfolio Managers” of the summary section of the Portfolio’s Prospectuses is deleted in its entirety and replaced with the following:

Portfolio Managers
Thomas P. Callan	Jean M. Rosenbaum
Portfolio Manager (since 03/04)	Portfolio Manager (since 12/05)

Erin Xie	Paul Ma
Portfolio Manager (since 03/05)	Portfolio Manager (since 09/11)

2.

The section entitled “Management of the Portfolios – ING BlackRock Science and Technology Opportunities Portfolio – BlackRock Advisors, LLC” of the Portfolio’s Prospectuses is amended to include the following:

Paul Ma, CFA, Portfolio Manager, joined BlackRock Advisors in 2011. Prior to joining BlackRock Advisors, Mr. Ma was a portfolio manager with Mclean & Partners where he managed the firm’s International Fund and was a co-manager of the firm’s Global Dividend Growth/Balanced Fund starting in 2009. From 2005 to 2008, Mr. Ma was a portfolio manager at SunAmerica Asset Management. Earlier in his career, Mr. Ma co-founded LifeHarbor in 2001 which developed software solutions for separately managed accounts. Mr. Ma began his investment career as an analyst at Putnam Investments in 1998.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING VARIABLE PORTFOLIOS, INC.

ING BlackRock Science and Technology Opportunities Portfolio

( a “Portfolio”)

Supplement dated September 8, 2011

to the Portfolio’s Adviser Class, Class I, Class S, and Service 2 Class shares

Statement of Additional Information dated April 29, 2011 (“SAI”)

Effective September 1, 2011, Paul Ma, CFA will be added as co-portfolio manager for the Portfolio. Effective September 1, 2011, the Portfolio’s SAI is revised as follows:

1.

The sub-sections entitled “Other Accounts Managed” and “Portfolio Manager Beneficial Holdings” of the section entitled “Portfolio Managers – BlackRock Science and Technology Opportunities Portfolio – BlackRock Advisors (“BlackRock”) on page 86 and page 89, respectively, of the Portfolio’s SAI are hereby amended to include the following:

Other Accounts Managed

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Paul Ma, CFA[4]	0	$0	0	$0	0	$0

(4)     As of August 31, 2011.

Portfolio Manager Beneficial Holdings

Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned
Paul Ma, CFA(1)	None

(1)     As of August 31, 2011.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE